Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Credit facilities, unused portion	$ 280,829	$ 580,939
Credit facilities, borrowing capacity	9,285,958
Credit facilities, borrowing capacity, expires within a year	$ 1,765,741
Russian Ruble [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	9.40%	14.40%
Long-term borrowings, weighted average interest rate	10.90%	10.30%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	7.10%	1.80%
Long-term borrowings, weighted average interest rate	6.60%	5.80%
Euro [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	2.80%	3.50%
Long-term borrowings, weighted average interest rate	3.10%	3.60%
Romanian Lei [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate		9.90%
Kazakh Tenge [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	9.50%	9.50%
Turkish Lira [Member]
Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate	9.00%	13.30%
Long-term borrowings, weighted average interest rate	8.50%	11.90%